Expected Benefit Payments to Retirees (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
2017	$ 2,356
2018	1,790
2019	1,722
2020	1,204
2021	1,189
2022-2026	5,777
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
2017	1,259
2018	1,284
2019	1,290
2020	1,302
2021	1,327
2022-2026	$ 6,616